Property, Plant & Equipment (Tables)	12 Months Ended
Jun. 30, 2018
Property Plant And Equipment [Abstract]
Property Plant & Equipment

Property, plant & equipment consist of the following:

June 30,	2018	2017
($000)
Land and land improvements	$9,072	$5,667
Buildings and improvements	216,507	144,293
Machinery and equipment	633,934	492,042
Construction in progress	88,350	88,458
	947,863	730,460
Less accumulated depreciation	(422,973)	(362,732)
	$524,890	$367,728